SHARE-BASED COMPENSATION PLAN (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Aug. 05, 2011	Feb. 23, 2011	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2011	Dec. 31, 2013
Equity Incentive Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost for the period			$ 0.4	$ 0.4	$ 1.1
Vesting requirement lifted for restricted shares (in shares)							174,000
Restricted shares - Employees and Non-Employees [Roll Forward]
Granted during the year (in shares)						400,000
Equity Incentive Plan 2011 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement shares cliff vesting period			4 years
Equity Incentive Plan 2011 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement shares cliff vesting period			5 years
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares repurchased during the period (in shares)			13,500
Restricted shares - Employees and Non-Employees [Roll Forward]
Non-vested at beginning of period (in shares)			33,000
Granted during the year (in shares)			137,665
Vested during the year (in shares)			0
Forfeited during the year (in shares)			(13,500)
Non-vested at end of period (in shares)			157,165	33,000
Weighted-average grant-date fair value - Employees [Abstract]
Non-vested at beginning of period (in dollars per share)			$ 9.84
Granted during the year (in dollars per share)			14.65
Vested during the year (in dollars per share)			0
Forfeited during the year (in dollars per share)			(13.40)
Non-vested at end of period (in dollars per share)			$ 13.75	$ 9.84
Restricted Stock Awards [Member] | Employees and Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares repurchased during the period (in shares)					10,000
Restricted Stock Awards [Member] | Employees and Non Employees [Member] | Equity Incentive Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of shares issued to manager (in dollars per share)	$ 18.05	$ 23.88
Share-based compensation arrangement shares cliff vesting period			4 years
Common shares repurchased at fair value (in shares)				33,000
Unrecognized compensation cost related to unvested restricted stock			$ 1.5
Weighted average period to recognize the unrecognized compensation cost			2 years 8 months 12 days
Restricted shares - Employees and Non-Employees [Roll Forward]
Granted during the year (in shares)	74,000	326,000